Stockholders’ Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended			5 Months Ended		6 Months Ended					7 Months Ended	9 Months Ended	10 Months Ended
	Jan. 31, 2022	Feb. 01, 2021	Feb. 28, 2022	Mar. 01, 2021	Apr. 14, 2022	Apr. 12, 2022	Apr. 27, 2022	Apr. 15, 2022	Apr. 30, 2021	May 25, 2022	May 28, 2021	Jul. 15, 2022	Jul. 12, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 29, 2021	Aug. 02, 2021	Sep. 30, 2022	Oct. 29, 2021	Dec. 31, 2021
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues														$ 33,429
Stock Redeemed or Called During Period, Value														750	$ (0)
Treasury Stock, Value, Acquired, Par Value Method															168
Common shares, Series D Preferred Shares, Series E Preferred Shares and Series F Preferred Shares [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues																			$ 100,000
Proceeds from issuance of common and preferred stock														$ 33,621	$ 19,593
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues														4,064,266	1,243,337
Preferred Stock, Dividends, Per Share, Cash Paid					$ 0.10											$ 0.10
Dividends Payable, Date to be Paid					Jul. 20, 2022											Jul. 20, 2021
Common Stock [Member] | Shyris Shipping Company S.A. [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued																		306,190
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues														165
Stock Issued During Period, Shares, Treasury Stock Reissued															11,411
Preferred Stock, Shares Issued														3,517,061						3,516,896
Preferred Stock, Shares Outstanding														3,517,061						3,516,896
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues														2,239
Stock Issued During Period, Shares, Treasury Stock Reissued															33,188
Preferred Stock, Dividends, Per Share, Cash Paid										$ 0.57812	$ 0.57812
Dividends, Preferred Stock, Cash										$ 5,488	$ 5,330
Preferred Stock, Shares Issued														4,745,947						4,743,708
Preferred Stock, Shares Outstanding														4,745,947						4,743,708
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues														5,888
Stock Issued During Period, Shares, Treasury Stock Reissued															184,585
Preferred Stock, Shares Issued														6,747,147						6,741,259
Preferred Stock, Shares Outstanding														6,747,147						6,741,259
Treasury Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Treasury Stock Reissued															320,599
Treasury Stock, Shares, Acquired															19,836
Treasury Stock, Value, Acquired, Par Value Method															$ 168
9.50% Series F Preferred Shares [Member]
Class of Stock [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid	$ 0.59375	$ 0.59375					$ 0.59375		$ 0.59375
Dividends, Preferred Stock, Cash	$ 8,012	$ 7,125					$ 8,012		$ 7,125
8.75% Series D Preferred Shares [Member]
Class of Stock [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.54687	$ 0.54687
Dividends, Preferred Stock, Cash			$ 3,847	$ 3,752
Series G Convertible Preferred Shares [Member] | Minimum [Member]
Class of Stock [Line Items]
Preferred Stock, Redemption Amount														$ 35,000
Series G Convertible Preferred Shares [Member] | Shyris Shipping Company S.A. [Member]
Class of Stock [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid		$ 0.001															$ 0.001
Stock Redeemed or Called During Period, Shares		1,798,651															357,063	459,286
Preferred Stock, Liquidation Preference Per Share		$ 10.00															$ 10.00
Preferred Stock, Redemption Price Per Share		$ 10.56															$ 10.89
Preferred Stock, Redemption Amount		$ 19,000															$ 3,889
Redeemable Preferred Stock Dividends															2,171
Preferred Stock, Dividend Rate, Percentage														7.75%
Preferred Stock, Shares Outstanding														459,286						459,286
Series G Convertible Preferred Shares [Member] | Shyris Shipping Company S.A. [Member] | Minimum [Member]
Class of Stock [Line Items]
Preferred Stock, Redemption Price Percentage														95.00%
Series B Cumulative Redeemable Perpetual Preferred Shares [Member] | Shyris Shipping Company S.A. [Member]
Class of Stock [Line Items]
Dividends, Preferred Stock, Cash														$ 865	$ 111
Stock Redeemed or Called During Period, Shares						75,000							75,000
Preferred Stock, Shares Issued		1,900,000															388,841
Preferred Stock, Redemption Terms														at a rate of 7.50% per annum, payable in arrears on the 1st day of March and September of each year,
Stock Redeemed or Called During Period, Value								$ 750				$ 750
Shyris Shipping Preferred Shares [Member]
Class of Stock [Line Items]
Preferred Stock, Redemption Price Per Share														$ 10
Preferred Stock, Redemption Amount		$ 19,000															$ 3,889
Shyris Shipping Preferred Shares [Member] | Minimum [Member]
Class of Stock [Line Items]
Preferred Stock, Conversion Basis														112.5%
Shyris Shipping Preferred Shares [Member] | Maximum [Member]
Class of Stock [Line Items]
Preferred Stock, Conversion Basis														100%